CONCENTRATION OF RISK (Details Narrative)	6 Months Ended		12 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 31, 2024	Jul. 31, 2024 USD ($)	Jan. 31, 2025 HKD ($)
Concentration Risk [Line Items]
Cash	$ 180,554		$ 413,129
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	50.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.50%	68.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.60%	16.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Customer	As of January 31, 2025 and July 31, 2024, no customer accounted for over 10% of the Company’s total accounts receivable.		As of January 31, 2025 and July 31, 2024, no customer accounted for over 10% of the Company’s total accounts receivable.
Total Purchases [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	64.60%	59.90%
Total Purchases [Member] | Customer Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.20%	16.20%
Accounts Payable [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Customer	As of January 31, 2025 and July 31, 2024, no vendor accounted for over 10% of the Company’s total accounts payable.		As of January 31, 2025 and July 31, 2024, no vendor accounted for over 10% of the Company’s total accounts payable.
HONG KONG
Concentration Risk [Line Items]
Cash insured amount	$ 64,000			$ 500,000
Cash	168,338
Geographic Distribution, Domestic [Member] | UNITED STATES
Concentration Risk [Line Items]
Cash uninsured amount	$ 0